Reserves for Losses and Loss Adjustment Expenses	3 Months Ended
Mar. 31, 2024
Insurance [Abstract]
Reserves for Losses and Loss Adjustment Expenses
9.           Reserves for Losses and Loss Adjustment Expenses
The reserves for losses and loss adjustment expenses include an amount determined from reported claims and estimates based on historical loss experience and industry statistics for losses incurred but not reported using a variety of actuarial methods.
The unpaid reported reserves for losses and loss adjustment expenses are established by management based on reports from brokers, ceding companies and insureds and represents the estimated ultimate cost of events or conditions that have been reported to, or specifically identified by the Group.
The reserves for IBNR losses and loss adjustment expenses are established by management based on actuarially determined estimates of ultimate losses and loss adjustment expenses. Inherent in the estimate of ultimate losses and loss adjustment expenses are expected trends in claim severity and frequency and other factors which may vary significantly as claims are settled. Accordingly, ultimate losses and loss adjustment expenses may differ materially from the amounts recorded in the consolidated financial statements.
These estimates are reviewed regularly and, as experience develops and new information becomes known, the reserves are adjusted as necessary. Such adjustments, if any, will be recorded in losses and loss adjustment expenses in the period in which they become known. IBNR reserves are calculated on a best estimate basis and are estimated by management using various actuarial methods as well as the Group’s own growing loss experience, historical insurance industry loss experience, estimates of pricing adequacy trends and management’s professional judgement. Due to the limited historical data available, reliance is placed upon industry data and a review of individual policies. Estimates are calculated at the lowest level line of business, separately for gross and ceded, and for attritional, extreme and catastrophic claims.
The reserve estimates contain an inherent level of uncertainty and actual results may vary, potentially significantly, from the estimates the Group has made. Reserves are reviewed on a quarterly basis and estimates are adjusted to reflect emerging claims experience.
The Group estimates reserves for unallocated claims adjustment expenses (“ULAE”) based on a percentage of loss reserves as determined by management. However, this may be overridden in exceptional circumstances where this approach is not deemed appropriate. There were no material changes made to the Group’s methodology for calculating reserves for unallocated claims adjustment expenses for the three months ended March 31, 2024.
The following table presents a reconciliation of reserves for losses and loss adjustment expenses for the three months ended March 31, 2024 and 2023:

	March 31, 2024	March 31, 2023
Reserves for losses and loss adjustment expenses, beginning of period	$2,448.9	$2,045.2
Reinsurance recoverable on reserves for losses and loss adjustment expenses	(1,108.6)	(976.1)
Net reserves for losses and loss adjustment expenses, beginning of period	1,340.3	1,069.1
Net losses and loss adjustment expenses incurred in respect of losses occurring in:
Current year	249.3	161.7
Prior years	(67.0)	(2.1)
Total incurred	182.3	159.6
Net losses and loss adjustment expenses paid in respect of losses occurring in:
Current year	(6.0)	(2.2)
Prior years	(101.3)	(48.6)
Total paid	(107.3)	(50.8)
Foreign exchange	(9.4)	4.3
Net reserves for losses and loss adjustment expenses, end of period	1,405.9	1,182.2
Reinsurance recoverable on reserves for losses and loss adjustment expenses	1,135.2	1,032.8
Reserves for losses and loss adjustment expenses, end of period	$2,541.1	$2,215.0
As a result of the changes in estimates of insured events in prior years, the reserves for losses and loss adjustment expenses net of reinsurance recoveries for prior accident year periods decreased by $67.0 million for the three months ended March 31, 2024 (2023: $2.1 million).
Net favorable development for the three months ended March 31, 2024 resulted from better than expected loss development across all segments.
The favorable development in the Specialty segment of $34.4 million was driven primarily by better than expected loss emergence in the Marine and Property D&F lines of business. The favorable development in the Reinsurance segment of $24.3 million was driven by benign prior year attritional experience. The favorable development in the Bespoke segment of $8.3 million was primarily driven by better than expected loss activity.
Net favorable development for the three months ended March 31, 2023 resulted from better than expected loss development in the Reinsurance and Bespoke segments, partially offset by net adverse development in the Specialty segment.
The favorable development in the Reinsurance segment related to better than expected loss emergence. The favorable development in the Bespoke segment was primarily driven by the Credit & Political Risk line of business as a result of better than expected loss emergence. The adverse development in the Specialty segment related primarily to increased estimates on two contracts in the Energy line of business.